SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Summary of financial information by segment
The following summaries present certain financial information regarding the partnership’s operating segments for the year ended December 31, 2017, 2016, and 2015.

(US$ Millions)	Total revenue			FFO
Years ended Dec. 31,	2017	2016	2015	2017	2016	2015
Core Office	$2,147	$2,203	$2,312	$534	$620	$574
Core Retail	—	—	—	486	429	397
Opportunistic	3,986	3,149	2,541	326	320	223
Corporate	2	—	—	(473)	(474)	(484)
Total	$6,135	$5,352	$4,853	$873	$895	$710
The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of December 31, 2017 and 2016:

	Total assets		Total liabilities
(US$ Millions)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Core Office	$33,795	$34,527	$16,791	$17,132
Core Retail	8,844	8,707	—	—
Opportunistic	41,302	34,518	25,920	20,435
Corporate	406	375	6,512	6,399
Total	$84,347	$78,127	$49,223	$43,966

Summary of reconciliation of FFO to net income
The following summary presents a reconciliation of FFO to net income for the years ended December 31, 2017, 2016, and 2015:

(US$ Millions) Years ended Dec. 31,	2017	2016	2015
FFO(1)	$873	$895	$710
Depreciation and amortization of real estate assets	(244)	(212)	(153)
Fair value gains, net	1,254	692	2,007
Share of equity accounted income - non-FFO	82	139	867
Income tax benefit (expense)	(192)	575	(100)
Non-controlling interests of others in operating subsidiaries and properties - non-FFO	(1,398)	(296)	(416)
Net income attributable to unitholders(2)	375	1,793	2,915
Non-controlling interests of others in operating subsidiaries and properties	2,093	924	851
Net income	$2,468	$2,717	$3,766

(1)
FFO represents interests attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units and Special LP Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units and Special LP Units are presented as non-controlling interests in the consolidated statements of income.

(2)
Includes net income attributable to general partner, limited partners, Exchange LP Units, Redeemable/Exchangeable Partnership Units and Special LP Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units and Special LP Units are presented as non-controlling interests in the consolidated statements of income.

Summary of financial information by geographic regions
The following summary presents financial information by the partnership’s geographic regions in which it operates:

	Total revenue for the years ended Dec. 31,			Total non-current assets as at Dec. 31,
(US$ Millions)	2017	2016	2015	2017	2016
United States	$4,127	$3,589	$3,241	$52,009	$48,112
Canada	462	413	426	4,892	4,622
Australia	227	231	315	3,986	3,380
Europe	829	801	616	11,556	11,462
Brazil	134	165	122	2,037	2,346
China	1	2	21	522	446
India	161	130	112	2,362	1,256
South Korea	194	21	—	2,948	2,184
United Arab Emirates	—	—	—	123	121
Total	$6,135	$5,352	$4,853	$80,435	$73,929